SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Computers and electronic equipment	15-33
Office furniture and equipment	6
Clinical and medical equipment	15
Leasehold improvement	The shorter of term of the lease or the useful life of the asset

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
The following assumptions were applied in determining the compensation cost:

	Year ended December 31,
	2014	2013	2012

Risk-free interest rate	0.7-2.8%	0.8-2.4%	-
Expected option term	3-10yrs	5.3-10yrs	-
Expected price volatility	65-89%	69-88%	-
Dividend yield	-	-	-
Weighted average grant date fair value	$1.67	$7.76	-